UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     05/07/09
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]


                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        132
                                         --------------
Form 13F Information Table Value Total:  $ 3,311,788
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron Rents                    COM              002535201     5273   197785 SH       Sole                   197785
Abbott Labs                    COM              002824100    94730  1985960 SH       Sole                  1982291              3669
Acco Brands Corp               COM              00081T108      963   982419 SH       Sole                   982419
Afflilated Managers Group      COM              008252108      772    18500 SH       Sole                    18500
Airtran Hldgs Inc.             COM              00949P108    15488  3403929 SH       Sole                  3370799             33130
Alliance Data Systems Corp     COM              018581108    53566  1449682 SH       Sole                  1447996              1686
Allstate Corp                  COM              020002101     7736   403957 SH       Sole                   403957
American Express Co.           COM              025816109    43591  3198154 SH       Sole                  3191225              6929
American Greetings             COM              026375105     2588   511520 SH       Sole                   511520
Anadarko Petroleum             COM              032511107   134791  3465954 SH       Sole                  3461621              4333
Analogic Corp                  COM              032657207     5799   181095 SH       Sole                   181095
Apache Corporation             COM              037411105   147906  2307785 SH       Sole                  2303375              4410
Apogee Enterprises             COM              037598109     6441   586635 SH       Sole                   586635
Assurant Inc                   COM              04621X108    17614   808740 SH       Sole                   808740
Assured Guaranty LTD           COM              G0585R106     4876   720254 SH       Sole                   720254
Avery Dennison Corp.           COM              053611109    40753  1824209 SH       Sole                  1824209
Bank of New York Mellon Corp   COM              064058100    17938   634975 SH       Sole                   634975
BB&T Corp.                     COM              054937107      176    10382 SH       Sole                    10382
BE Aerospace, Inc.             COM              073302101     6421   740585 SH       Sole                   740585
Berry Pete Co Cl A             COM              085789105     2819   257235 SH       Sole                   257235
Black & Decker Corp.           COM              091797100    42335  1341399 SH       Sole                  1341399
Brinks Company                 COM              109696104     6157   232680 SH       Sole                   232680
Brinks Home Security Holdings  COM              109699108     3599   159265 SH       Sole                   159265
Callaway Golf Co               COM              131193104     6933   965635 SH       Sole                   965635
Cardinal Health Inc            COM              14149Y108    61260  1945982 SH       Sole                  1940077              5905
Charming Shoppes               COM              161133103     1515  1081815 SH       Sole                  1081815
Chattem Inc.                   COM              162456107     8102   144555 SH       Sole                   144555
Cimarex Energy Co              COM              171798101    10211   555555 SH       Sole                   555555
Cisco Systems                  COM              17275R102    75732  4515932 SH       Sole                  4506802              9130
City National Corp             COM              178566105     7119   210795 SH       Sole                   210795
Cleco Corporation              COM              12561w105     6169   284410 SH       Sole                   284410
Comerica Inc                   COM              200340107     1075    58735 SH       Sole                    58735
Conagra Foods Inc              COM              205887102    77904  4617884 SH       Sole                  4607253             10631
CSG Systems International      COM              126349109     5340   373945 SH       Sole                   373945
Del Monte Foods                COM              24522P103     6372   874075 SH       Sole                   874075
Dell Computer                  COM              24702R101    37768  3983969 SH       Sole                  3983969
Devon Energy Corp              COM              25179M103   115802  2591228 SH       Sole                  2585037              6191
Discover Financial Services    COM              254709108      472    74831 SH       Sole                    74831
Dominion Resources Inc. /VA    COM              25746U109    53796  1735913 SH       Sole                  1731883              4030
Dover Corp                     COM              260003108    68989  2615191 SH       Sole                  2608135              7056
Encore Acquisition Co          COM              29255W100    23313  1001857 SH       Sole                  1001857
Energen Corp                   COM              29265N108     1924    66065 SH       Sole                    66065
Fedex Corp.                    COM              31428X106     5025   112940 SH       Sole                   112940
First Financial Holdings Inc.  COM              320239106       77    10000 SH       Sole                    10000
First Horizon National Corp.   COM              320517105      324    30179 SH       Sole                    30179
First Source Corp              COM              336901103      636    35238 SH       Sole                    35238
First State Bancorporation     COM              336453105      973   689950 SH       Sole                   689950
Flower Foods Inc               COM              343498101     4210   179304 SH       Sole                   179304
Fluor Corp                     COM              343412102    34969  1012127 SH       Sole                  1012127
Fortune Brands Inc             COM              349631101    30913  1259193 SH       Sole                  1259193
Freeport-McMoran Copper & Gold COM              35671D857    33201   871191 SH       Sole                   867833              3358
General Mills Inc              COM              370334104    50260  1007611 SH       Sole                  1004904              2707
GSI Commerce Inc               COM              36238G102     4458   340283 SH       Sole                   340283
Hanesbrands Inc.               COM              410345102    36012  3763056 SH       Sole                  3751095             11961
Hanover Insurance Group Inc    COM              410867105     4903   170110 SH       Sole                   170110
Harley Davidson                COM              412822108      812    60645 SH       Sole                    60645
Hartford Financial Services    COM              416515104      158    20095 SH       Sole                    20095
Helmerich & Payne Inc          COM              423452101     8294   364245 SH       Sole                   364245
Hornbeck Offshore Services     COM              440543106     4691   307840 SH       Sole                   307840
HUB Group Inc - CL A           COM              443320106     4887   287460 SH       Sole                   287460
Huntington Bancshares Inc      COM              446150104     2638  1589102 SH       Sole                  1589102
Illinois Tool Works            COM              452308109    66207  2146089 SH       Sole                  2140356              5733
IStar Financial Inc            COM              45031U101      408   145025 SH       Sole                   145025
Johnson & Johnson              COM              478160104    71348  1356427 SH       Sole                  1352790              3637
JP Morgan Chase & Co.          COM              46625H100     2587    97338 SH       Sole                    97338
Juniper Networks               COM              48203R104    59079  3922915 SH       Sole                  3922915
K-Swiss                        COM              482686102     5444   637430 SH       Sole                   637430
Kaydon Corp                    COM              486587108     5265   192650 SH       Sole                   192650
KHD Humboldt Wedag Intrn'l Ltd COM              482462108      846   122385 SH       Sole                   122385
Kimberly Clark Corp.           COM              494368103    23206   503283 SH       Sole                   503283
Kla-Tencor Corporation         COM              482480100    63174  3158723 SH       Sole                  3154455              4268
Lance Inc.                     COM              514606102     4314   207181 SH       Sole                   207181
LaSalle Hotel                  COM              517942108     1351   231395 SH       Sole                   231395
Leucadia National Corp         COM              527288104     9950   668245 SH       Sole                   668245
Lifepoint Hospitals, Inc.      COM              53219L109     7244   347255 SH       Sole                   347255
Lincoln Electric Holdings      COM              533900106     4366   137785 SH       Sole                   137785
Lufkin Inds Inc                COM              549764108     4344   114670 SH       Sole                   114670
McDonald's Corporation         COM              580135101    57221  1048583 SH       Sole                  1046367              2216
Medtronic Incorporated         COM              585055106   111568  3785829 SH       Sole                  3778164              7665
Microsoft Corp.                COM              594918104    85726  4666632 SH       Sole                  4651389             15243
Mid-America Apt Cmntys         COM              59522J103     3463   112313 SH       Sole                   112313
Morgan Stanley                 COM              617446448      660    29000 SH       Sole                    29000
Newbridge Bancorp              COM              65080T102      109    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     3766    69890 SH       Sole                    69890
Occidental Petroleum Corp      COM              674599105   147927  2658166 SH       Sole                  2654375              3791
Old Republic Int'l Corp.       COM              680223104     7354   679705 SH       Sole                   679705
Orbitz Worldwide Inc.          COM              68557K109     1298  1006290 SH       Sole                  1006290
Parker Hannifin Corp           COM              701094104    62075  1826803 SH       Sole                  1823871              2932
Penske Automotive Group        COM              70959W103     4439   475760 SH       Sole                   475760
Pentair Inc                    COM              709631105      412    19020 SH       Sole                    19020
Pepsico                        COM              713448108    30598   594363 SH       Sole                   593108              1255
Pfizer Inc.                    COM              717081103    67248  4937411 SH       Sole                  4925822             11589
PNC Financial Services         COM              693475105      891    30430 SH       Sole                    30430
Priceline.Com Inc Cmn          COM              741503403     5877    74595 SH       Sole                    74595
Procter & Gamble               COM              742718109    83713  1777730 SH       Sole                  1774035              3695
Prudential Financial           COM              744320102     8988   472555 SH       Sole                   472555
Raymond James Financial Inc.   COM              754730109      403    20477 SH       Sole                    20477
ResCare                        COM              760943100     6474   444650 SH       Sole                   444650
Ruddick Corp                   COM              781258108     5473   243805 SH       Sole                   243805
Schering Plough Corp           COM              806605101    80899  3435215 SH       Sole                  3426358              8857
Seacoast BKG Corp.             COM              811707306       72    23920 SH       Sole                    23920
Southwest Airlines             COM              844741108    21667  3422927 SH       Sole                  3422927
Southwestern Energy Co         COM              845467109    23019   775305 SH       Sole                   772616              2689
State Street Corp.             COM              857477103      656    21320 SH       Sole                    21320
Steiner Leisure LTD            COM              P8744Y102    15859   649678 SH       Sole                   649678
Suntrust Banks                 COM              867914103    18523  1577737 SH       Sole                  1569452              8285
Synovus Financial Corp.        COM              87161C105      193    59527 SH       Sole                    59527
Sysco Corp.                    COM              871829107    63843  2800142 SH       Sole                  2792117              8025
T Rowe Price Group Inc         COM              74144T108    26779   927890 SH       Sole                   927890
Taylor Capital Group           COM              876851106      698   156857 SH       Sole                   156857
TCF Financial Group            COM              872275102      237    20150 SH       Sole                    20150
Texas Instruments              COM              882508104    48183  2918426 SH       Sole                  2918426
Toro Company                   COM              891092108    10857   449010 SH       Sole                   449010
Transocean LTD                 COM              H8817H100    26551   451235 SH       Sole                   451235
Travelers Companies            COM              89417E109    69704  1715160 SH       Sole                  1711668              3492
Trinity Industries Inc         COM              896522109    16733  1830748 SH       Sole                  1825681              5067
U S Airways Group Inc.         COM              90341W108      175    69105 SH       Sole                    69105
UCBH Hldgs Inc                 COM              90262T308     1566  1037250 SH       Sole                  1037250
UGI Corp                       COM              902681105     7511   318135 SH       Sole                   318135
United Fire & Casualty Co      COM              910331107     4565   207894 SH       Sole                   207894
United Technologies            COM              913017109   107848  2509260 SH       Sole                  2503944              5316
UnitedHealth Group Inc         COM              91324P102    71840  3432370 SH       Sole                  3426470              5900
US Bancorp                     COM              902973304    30808  2108721 SH       Sole                  2105204              3517
Verigy Ltd                     COM              Y93691106    16051  1945537 SH       Sole                  1937147              8390
Waters Corp.                   COM              941848103    35424   958704 SH       Sole                   955270              3434
Wells Fargo & Co.              COM              949746101    17390  1221236 SH       Sole                  1216835              4401
WGL Holdings Inc               COM              92924F106     5708   174014 SH       Sole                   174014
Whiting Petroleum Corp.        COM              966387102     5498   212700 SH       Sole                   212700
XL Capital                     COM              G98255105    23596  4321595 SH       Sole                  4321595
XTO Energy Inc                 COM              98385X106    72138  2355911 SH       Sole                  2355911
Barclays Bank PLC 7.1% Pfd     PFD              06739H776      152    13000 SH       Sole                    13000
Huntington 8.5% PFD Series A   PFD              446150401     2661     7943 SH       Sole                     7943